Income Taxes - Net Operating Loss Carryforwards (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 1,236.6	$ 383.2
Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	16.1	0.8
Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	20.4	1.0
Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	1,200.1	381.4
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	695.2	342.2
Canada | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Canada | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Canada | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	695.2	342.2
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	171.3	11.8
US | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	15.5	0.4
US | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	9.7	0.4
US | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	146.1	11.0
Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.7	0.6
Peru | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.3	0.0
Peru | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.3
Peru | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.4	0.3
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	3.1	2.9
Mexico | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.3	0.3
Mexico | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.6	0.3
Mexico | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	2.2	2.3
Barbados
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	25.6	0.4
Barbados | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.1
Barbados | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	4.7	0.0
Barbados | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	20.9	0.3
Argentina
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	100.5	25.3
Argentina | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Argentina | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	5.4	0.0
Argentina | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	95.1	25.3
Chile
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	146.6	0.0
Chile | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Chile | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Chile | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	146.6	0.0
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	88.2	0.0
Brazil | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Brazil | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Brazil | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	88.2	0.0
Netherlands
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	5.4	0.0
Netherlands | Year one
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Netherlands | Year two
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	0.0	0.0
Netherlands | Year three and after
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax operating losses	$ 5.4	$ 0.0